Interim Consolidated Statement of Comprehensive Income - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2021
IFRS Statement [Line Items]
Net income	$ 3,811	$ 3,695	$ 7,544	$ 6,972
Net change in unrealized gain/(loss) on financial assets at fair value through other comprehensive income
Change in unrealized gain/(loss)	(825)	(158)	(1,082)	135
Reclassification to earnings of net loss/(gain)		(13)	(10)	(34)
Changes in allowance for credit losses recognized in earnings	1	(3)	(1)	(2)
Income taxes relating to:
Change in unrealized gain/(loss)	239	44	302	(30)
Reclassification to earnings of net loss/(gain)		2	1	6
Net change in unrealized gain/(loss) on financial assets at fair value through other comprehensive income	(585)	(128)	(790)	75
Net change in unrealized foreign currency translation gain/(loss) on investments in foreign operations, net of hedging activities
Unrealized gain/(loss)	1,164	(3,276)	3,518	(6,647)
Net gain/(loss) on hedges	(218)	1,442	(1,252)	2,913
Income taxes relating to:
Net gain/(loss) on hedges	57	(377)	328	(763)
Net change in unrealized foreign currency translation gain/(loss) on investments in foreign operations, net of hedging activities	1,003	(2,211)	2,594	(4,497)
Net change in gain/(loss) on derivatives designated as cash flow hedges
Change in gain/(loss)	(4,926)	(1,389)	(4,286)	(2,298)
Reclassification to earnings of loss/(gain)	91	727	(1,361)	1,282
Income taxes relating to:
Change in gain/(loss)	1,274	345	1,124	524
Reclassification to earnings of loss/(gain)	(43)	(173)	313	(259)
Net change in gain/(loss) on derivatives designated as cash flow hedges	(3,604)	(490)	(4,210)	(751)
Actuarial gain/(loss) on employee benefit plans
Gain/(loss)	746	1,096	1,123	1,649
Income taxes	(196)	(288)	(295)	(433)
Actuarial gain/(loss) on employee benefit plans	550	808	828	1,216
Change in net unrealized gain/(loss) on equity securities designated at fair value through other comprehensive income
Change in net unrealized gain/(loss)	171	230	258	365
Income taxes	(45)	(59)	(68)	(96)
Change in net unrealized gain/(loss) on equity securities designated at fair value through other comprehensive income	126	171	190	269
Gain/(loss) from changes in fair value due to own credit risk on financial liabilities designated at fair value through profit or loss
Gain/(loss)	1	25	(15)	48
Income taxes		(7)	4	(13)
Gain/(loss) from changes in fair value due to own credit risk on financial liabilities designated at fair value through profit or loss	1	18	(11)	35
Total other comprehensive income (loss)	(4,191)	(2,602)	(3,478)	(4,479)
Total comprehensive income (loss)	(380)	1,093	4,066	2,493
Attributable to:
Comprehensive income (loss), attributable to shareholders	(446)	1,028	3,957	2,363
Preferred shareholders and other equity instrument holders	66	65	109	130
Schwab [Member]
Income taxes relating to:
Share of other comprehensive income (loss) from investment in Schwab	$ (1,682)	$ (770)	$ (2,079)	$ (826)